Victory Portfolios

4900 Tiedeman Road, 4th Floor

Brooklyn, Ohio 44144

November 4, 2022

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Victory Portfolios
       File Nos. 033-08982; 811-04852

Ladies and Gentlemen:

On behalf of Victory Portfolios (the "Registrant") with respect to each of the series portfolios of the Registrant with fiscal year-ends ended June 30, 2022 (the "Funds"), and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby certify that with respect to the Funds:

(1)Except for the forms of prospectuses for each of the following Funds:

•Victory Integrity Discovery Fund (Member Class shares),

•Victory Integrity Mid-Cap Value Fund (Member Class shares) and

•Victory Integrity Small/Mid-Cap Value Fund (Member Class shares),

the forms of prospectuses and statements of additional information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 197 under the Securities Act to the Registrant's Registration Statement on Form N-1A (the "Amendment"), constituting the most recent amendment to this Registration Statement; and

(2)The text of the Amendment was filed electronically with the Securities and Exchange Commission on October 27, 2022, accession number 0001683863-22- 006874.

If you have any questions or comments regarding this filing, please call Jay Baris of Sidley Austin LLP at 212-839-8600.

Very truly yours,

Victory Portfolios

By: /s/ Christopher K. Dyer Christopher K. Dyer President

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